Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Entity Registrant Name	GAMING VENTURES plc
Entity Central Index Key	0001370437
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	32,315,698
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
TOTAL ASSETS
CURRENT LIABILITIES:
Related parties	40,000	30,000
Promissory note- current portion (Note 1b )		2,816,091
Total current liabilities	40,000	2,846,091
LONG TERM LIABILITIES:
Promissory note (Note 1b)
Total long term liabilities
Total liabilities	40,000	2,846,091
DEFICIENCY (Note 3):
Common stock of GBP0.0001 par value: Authorized: 55,000,000 shares at December 31, 2011 and 2010; Issued and outstanding: 32,315,698 shares at December 31, 2011 and 2010	5,960	5,960
Additional paid-in capital	4,821,942	2,005,851
Accumulated deficit	(4,867,902)	(4,857,902)
Total deficiency	(40,000)	(2,846,091)
Total liabilities and deficiency

CONSOLIDATED BALANCE SHEETS (Parenthetical) (GBP £)	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS [Abstract]
Common stock, par value per share	£ 0.0001	£ 0.0001
Common stock, shares authorized	55,000,000	55,000,000
Common stock, shares issued	32,315,698	32,315,698
Common stock, shares outstanding	32,315,698	32,315,698

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENT OF OPERATIONS [Abstract]
Revenues
Cost of revenues
Gross Profit
Operating expenses:
General and administrative	10,000	10,000
Gain on sale of Intellectual Property			(250,000)
Total operating expenses (income)	10,000	10,000	(250,000)
Operating loss (income):	10,000	10,000	(250,000)
Financial expenses, net		21,544	180,908
Loss (profit) before Taxes on Income	10,000	31,544	(69,092)
Taxes on income
Net loss (income) from continuing operation	10,000	31,544	(69,092)
Net loss from discontinued operation, net
Net loss (income)	10,000	31,544	(69,092)
Net income (loss) attributable to noncontrolling interest			50,000
Net loss (income) attributable to the Company	$ 10,000	$ 31,544	$ (19,092)
Basic and diluted net income (loss) per share	$ 0	$ 0	$ 0
Weighted average number of common stock used in computing basic and diluted net profit (loss) per share	32,315,698	32,315,698	32,315,698

STATEMENTS OF CHANGES IN DEFICIENCY (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Balance	$ (2,846,091)	$ (2,814,547)	$ (2,932,233)
Net income (loss)	(10,000)	(31,544)	19,092
Forgiving of amounts due under a promissory by related parties	2,816,091		98,594
Balance	(40,000)	(2,846,091)	(2,814,547)
Common stock [Member]
Balance	5,960	5,960	5,960
Balance, shares	32,315,698	32,315,698	32,315,698
Net income (loss)
Forgiving of amounts due under a promissory by related parties
Balance	5,960	5,960	5,960
Balance, shares	32,315,698	32,315,698	32,315,698
Additional paid-in capital [Member]
Balance	2,005,851	2,005,851	1,907,257
Net income (loss)
Forgiving of amounts due under a promissory by related parties	2,816,091		98,594
Balance	4,821,942	2,005,851	2,005,851
Accumulated deficit [Member]
Balance	(4,857,902)	(4,826,358)	(4,845,450)
Net income (loss)	(10,000)	(31,544)	19,092
Forgiving of amounts due under a promissory by related parties
Balance	$ (4,867,902)	$ (4,857,902)	$ (4,826,358)

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net loss	$ (10,000)	$ (31,544)	$ 19,092
Adjustments required to reconcile net loss to net cash provided by operating activities:
Decrease in other current assets
Increase (decrease) in related parties	10,000	10,000	(201,317)
Interest on promissory note		21,544	181,347
Net cash used in operating activities			(878)
Decrease in cash and cash equivalents			(878)
Cash and cash equivalents at the beginning of the period			878
Cash and cash equivalents at the end of the period
Non-cash transaction
Selling of Intellectual Property			250,000
Forgiving of amounts due under a promissory by related parties	$ 2,816,091		$ 98,594

GENERAL	12 Months Ended
Dec. 31, 2011
GENERAL [Abstract]
GENERAL
NOTE 1:-   GENERAL

a.
Gaming Ventures Plc ("Gaming Ventures"), was incorporated under the laws of the Isle of Man on July 11, 2006. Gaming Ventures has 80% equity interest in RNG Gaming Ltd ("RNG") which has filed for voluntary dissolution in 2009 (see 1.c below). Following the sale of RNG' Intellectual Property (see 1.c below), Gaming Ventures no longer offers any development work and software licensing for third parties and is currently a shell company.

b.
According to an agreement between Gaming Ventures and Win Gaming Media Inc. a Delaware Company (formerly Zone 4 Play, Inc.)  ("WGM DE"),, Gaming Ventures purchased from WGM DE all right, title, and interest in its intellectual property rights and assets related to its Black Jack business ("BJ Business") on a "going concern" and "as is" basis, in exchange for a promissory note in the principal amount of $2.25M. The valuation was based on an appraisal report made by an independent appraiser. This promissory note was to be in effect for Five Years from September 25, 2006 (60 months). Principal was supposed to be paid in five (5) equal annual installments of $ 450,000 each and with  interest of $US Libor +1.5% per annum. The entire amount was recorded as a capital surplus since it reflected a transaction among the Win Global Markets group. The technology was previously recorded in WGM DE financial statements at a book value of zero.  As of December 31, 2010, the Company did not pay any payments owed on account of the promissory note to WGM DE.

Effective January 2011 WGM DE forgave all amounts due under the Promissory Note, including all accrued but unpaid interest. Forgiving such amount was recorded in equity as it reflects a transaction between related parties.

c.
On April 13, 2009, RNG entered into an Intellectual Property and Technology Purchase Agreement, ("the Agreement"), under which RNG agreed to sell to an unaffiliated party and a leading online gaming software provider, substantially all of its multiplayer Blackjack tournament software platform, including its related intellectual property, for consideration of a total amount of $250,000 and a 3% share of buyer's Blackjack revenue (as defined in such agreement) each year for the first 3 years from the date in which the buyer launches full commercial use of the Blackjack game, and 2% of buyer's Blackjack revenue thereafter for an unlimited duration. The total consideration was used to offset the indebtedness of the parent company to the buyer and this amount was recorded against related party.

$50,000 was attributed to the 20% minority holder in RNG. In 2009 the Company paid $30,000 on account and the second installment of $20,000 was paid in 2010.

Following the sale of all RNG's assets, RNG has filed for voluntary dissolution with the Companies' register of Isle of Man. The dissolution process was completed and the company was dissolved on 31 August 2010.

d.
On August 4, 2006, Gaming Ventures filed with the Securities and Exchange Commission ("SEC") a registration statement on Form 20-F. As a result, Gaming Ventures is a reporting entity with the SEC that has the reporting obligations of a foreign private issuer. The company shares are not tradable.

e.
The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The Company has accumulated deficit of 4,867,902 and has not generated positive cash flows since inception. The consolidated financial statements do not include any adjustments that may result from the outcome of this uncertainty.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-     SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements are prepared in accordance with generally accepted accounting principles in the United States ("U.S. GAAP").

a.	Use of estimates:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

b.	Financial statements in U.S. dollars:

The company's assets and liabilities are stated in U.S. dollars ("dollar"). Company's management believes that the dollar is the primary currency of the economic environment in which the Company operates. Thus, the functional and reporting currency of the Company and certain of its subsidiaries is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into U.S. dollars in accordance FASB ACS Topic 830 "Foreign Currency matters". All transactions gains and losses of the re-measurement of monetary balance sheet items are reflected in the consolidated statements of operations as financial income or expenses as appropriate.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany transactions and balances, have been eliminated upon consolidation.

d.	Cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less.

e.	Income taxes:

Deferred taxes are determined utilizing the "asset and liability" method, whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and the tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, when it's more likely than not that deferred tax assets will not be realized in the foreseeable future.

f.	Basic and diluted net income (loss) per share-EPS:

Basic net loss per share is computed based on the weighted average number of common shares outstanding during each year. Diluted loss per share is computed based on the weighted average number of common shares outstanding during each year, plus dilutive potential common shares considered outstanding during the year. As of December 31, 2011 there is no potential for ordinary share dilution.

g.	Recently Issued Accounting Pronouncements:

In June 2011, the FASB amended its comprehensive income presentation guidance. The amendment requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements. The guidance is effective for interim and annual periods beginning after December 15, 2011. In December 2011, the FASB indefinitely deferred certain provisions of this guidance.

In May 2011, the FASB amended its fair value measurements and disclosures guidance. The amendment clarifies the existing guidance and adds new disclosure requirements. The guidance is effective for interim and annual periods beginning after December 15, 2011. The Company believes that the adoption will not have a material impact on its consolidated financial statements.

h.	Fair value measurement

The Company measures fair value and discloses fair value measurements for financial and non-financial assets and liabilities. Fair value is based on the price that would be received for selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The accounting standard establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

SHARE CAPITAL	12 Months Ended
Dec. 31, 2011
SHARE CAPITAL [Abstract]
SHARE CAPITAL
NOTE 3:-   SHARE CAPITAL

a.	Shareholders' rights:

The shares of common stock confer upon the holders the right to elect the directors and to receive notice to participate and vote in the stockholders meetings of the Company, and the right to receive dividends, if and when declared.

b.	Dividends:

In the event that cash dividends are declared in the future, such dividends will be paid in U.S. dollars. The Company does not intend to pay cash dividends in the foreseeable future.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES [Abstract]
INCOME TAXES	NOTE 4:- INCOME TAXES
a.	The Company is incorporated in the Isle of Man its results are not taxable.

FINANCIAL EXPENSES	12 Months Ended
Dec. 31, 2011
FINANCIAL EXPENSES [Abstract]
FINANCIAL EXPENSES	NOTE 5:- FINANCIAL EXPENSES
	Year ended December 31	Year ended December 31
	2011	2010

Financial expenses:

Interest on promissory note	$-	$21,544